Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue by Classes of Similar Products or Services
Revenue	$ 57,350	$ 55,179	$ 57,714
Software | Software.
Revenue by Classes of Similar Products or Services
Revenue	20,098	19,046	18,574
Software | Services
Revenue by Classes of Similar Products or Services
Revenue	3,934	3,770	3,670
Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	109	110	165
Consulting | Software.
Revenue by Classes of Similar Products or Services
Revenue	173	183	160
Consulting | Services
Revenue by Classes of Similar Products or Services
Revenue	17,563	15,986	16,663
Consulting | Systems
Revenue by Classes of Similar Products or Services
Revenue	108	89	116
Infrastructure | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	4,743	4,804	5,171
Infrastructure | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,363	3,549	3,829
Infrastructure | Storage
Revenue by Classes of Similar Products or Services
Revenue	1,908	1,813	1,936
Infrastructure | Software.
Revenue by Classes of Similar Products or Services
Revenue	1,426	1,563	1,725
Infrastructure | Services
Revenue by Classes of Similar Products or Services
Revenue	2,616	2,656	2,927
Infrastructure | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	131	149	186
Financing | -Financing
Revenue by Classes of Similar Products or Services
Revenue	628	834	1,120
Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 145	$ 140	$ 95